Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Valuation allowance					$ 221,409	$ 147,481
Income tax expense					1,579,608	339,899
Effective tax rate	0.00%	0.00%	0.00%	0.00%
Deferred tax assets